Notes to the Consolidated Statements of Profit and Loss and Other Comprehensive Income - Summary of Other Operating Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement [Line Items]
Other operating income	€ 6.1	€ 1.5	€ 4.4
Other [member]
Statement [Line Items]
Other operating income	€ 6.1	€ 1.5	€ 4.4